Line of Credit - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Feb. 17, 2010
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						$ 3,000,000
Line of credit facility, interest rate						3.75%
Line of credit facility, spread over base rate						2.00%
Line of credit, outstanding amount	2,187,082		2,187,082	2,199,108
Interest expense under Line of Credit	$ 32,197	$ 34,990	$ 122,453	$ 134,549	$ 110,649